Significant Accounting Policies - Initial Public Offering (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 01, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering, net of underwriters' discounts and commissions		$ 590,297	$ 0
Payment of underwriting discounts, commissions and estimated offering related expense		$ 5,000	$ 0
Common units, issued during the exchange (in shares) | shares		241,018,831
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold and issued (in shares) | shares	38,900,000
Sale of stock price per share (USD per share) | $ / shares	$ 16.00
Proceeds from initial public offering, net of underwriters' discounts and commissions	$ 622,000
Consideration received on sale of stock	585,300
Payment of underwriting discounts, commissions and estimated offering related expense	$ 36,700
IPO, Sale of Stockholders
Subsidiary, Sale of Stock [Line Items]
Number of shares sold and issued (in shares) | shares	2,100,000
Dynatrace Holdings LLC
Subsidiary, Sale of Stock [Line Items]
Common units, issued during the exchange (in shares) | shares	241,547,218
Common Class A
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, conversion ratio	1